Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Compensation Committee has not established policies and practices regarding the timing of stock option grants in relation to the release of material nonpublic information and does not take material nonpublic information into account when determining the timing and terms of stock option awards to executive officers. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The annual grants of stock options are generally based on a predetermined schedule in January of each year as part of the Company’s annual compensation process. Grants of stock options may occur at other times during the year due to business needs, such as for newly hired employees or officers or newly appointed directors. The Board and Compensation Committee does not anticipate the timing of disclosure of material nonpublic information when determining the timing and terms of such awards. The exercise price of stock options are based on the closing price of the underlying common stock on the grant date, subject to the applicable rules for nonqualified stock options and incentive stock options under the 2025 Incentive Award Plan (the “2025 Plan”).
There were no grants of stock options to our named executive officers within four business days before or one business day after the release of material nonpublic information on Forms 8-K, 10-Q, or 10-K in the year ended December 31, 2025. As such, no table of such stock option grants is presented under Item 402(x) of Regulation S-K.

Award Timing Method
Our Compensation Committee has not established policies and practices regarding the timing of stock option grants in relation to the release of material nonpublic information and does not take material nonpublic information into account when determining the timing and terms of stock option awards to executive officers. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The annual grants of stock options are generally based on a predetermined schedule in January of each year as part of the Company’s annual compensation process. Grants of stock options may occur at other times during the year due to business needs, such as for newly hired employees or officers or newly appointed directors. The Board and Compensation Committee does not anticipate the timing of disclosure of material nonpublic information when determining the timing and terms of such awards. The exercise price of stock options are based on the closing price of the underlying common stock on the grant date, subject to the applicable rules for nonqualified stock options and incentive stock options under the 2025 Incentive Award Plan (the “2025 Plan”).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false